SCHEDULE OF BALANCE OF CONTRACT ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Balance at beginning of the year
Additions (customer advances / billings in advance)	105,653
Less: revenue recognized
Balance at end of year	$ 105,653